Restrictions on Dividends, Loans and Advances - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Disclosure Restrictions On Dividends Loans And Advances Narrative [Abstract]
Dividends payable by parent	$ 108.4
Funds available for loans or advances	$ 140.8